Incentive Units (Narrative) (Details) $ in Thousands		1 Months Ended					3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 29, 2014 USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Aug. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 shares	Dec. 31, 2015 USD ($) Tranche shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation (income) expense									$ 36,097	$ 105,961	$ 0
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation (income) expense									36,100	106,000
Compensation expense related to changes in certain service condition assumptions									$ 12,800
Incentive Units | Time Vesting Feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches with time vest feature | Tranche									3
Awards legally vested | shares								1,667,578	1,027,288
Incentive Units | Future Payment Condition Vesting Feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches without time vest feature | Tranche									4
Awards legally vested | shares									0
Incentive Units | NGP Holdings | NGP Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation (income) expense									$ (24,300)	44,500
Unrecognized compensation cost									12,000
Incentive Units | Rice Holdings | Rice Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation (income) expense									33,700	$ 41,700
Unrecognized compensation cost									39,200
Distribution percentage to members				33.33333%	25.00%
Incentive Units | Rice Holdings | Rice Holdings | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distribution percentage to members		100.00%	50.00%
Incentive Units | IPO | Incentive Unitholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares of common stock issued in connection with IPO and corporate reorganization	$ 3,400
Incentive Units | IPO | NGP Holdings | NGP Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distributions to members							$ 4,400
Incentive Units | Secondary Public Offering | NGP Holdings | NGP Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation (income) expense									$ 26,700
Cash distributions to members						$ 12,000